SUBSEQUENT EVENTS - Dividend Payment (Details) R$ in Thousands	Apr. 30, 2021 BRL (R$)
Dividend Payment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payment of dividend	R$ 1,507,138